Provisions - Summary of Changes to Decommissioning Liability (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Provisions [line items]
Balance, beginning of year	$ 70.5	$ 100.1
Net liabilities added (disposed)	0.1	(0.4)
Acquisition (Note 4)	2.1
Increase (decrease) due to changes in estimates	62.2	(28.6)
Liabilities settled	(8.1)	(11.1)
Government decommissioning assistance	(11.0)	(2.2)
Transfers (to) from liabilities for assets held for sale		7.0
Accretion charges	5.8	5.7
Balance, end of year	121.6	70.5
Current portion	14.5	7.3
Long-term portion	$ 107.1	$ 63.2